Schedule of Investments(a)
Invesco ESG NASDAQ 100 ETF (QQMG)
May 31, 2022
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.94%
Communication Services-14.20%
Activision Blizzard, Inc.	790	$61,525
Alphabet, Inc., Class A(b)	142	323,084
Alphabet, Inc., Class C(b)	143	326,151
Baidu, Inc., ADR (China)(b)	227	31,859
Charter Communications, Inc., Class A(b)	114	57,790
Comcast Corp., Class A	3,338	147,807
Electronic Arts, Inc.	404	56,015
Match Group, Inc.(b)	282	22,216
Meta Platforms, Inc., Class A(b)	767	148,522
NetEase, Inc., ADR (China)	256	26,555
Netflix, Inc.(b)	500	98,720
Sirius XM Holdings, Inc.(c)	4,372	27,981
T-Mobile US, Inc.(b)	1,006	134,090
		1,462,315
Consumer Discretionary-10.56%
Airbnb, Inc., Class A(b)	264	31,910
Amazon.com, Inc.(b)	134	322,161
Booking Holdings, Inc.(b)	37	83,012
Dollar Tree, Inc.(b)	249	39,922
eBay, Inc.	664	32,317
JD.com, Inc., ADR (China)	338	18,968
lululemon athletica, inc.(b)	145	42,440
Marriott International, Inc., Class A	286	49,072
MercadoLibre, Inc. (Brazil)(b)(c)	44	34,579
O’Reilly Automotive, Inc.(b)	87	55,434
Pinduoduo, Inc., ADR (China)(b)	239	12,034
Ross Stores, Inc.	409	34,773
Starbucks Corp.	856	67,196
Tesla, Inc.(b)	347	263,116
		1,086,934
Consumer Staples-6.13%
Costco Wholesale Corp.	360	167,839
Keurig Dr Pepper, Inc.	1,259	43,738
Kraft Heinz Co. (The)	329	12,446
Mondelez International, Inc., Class A	1,097	69,725
Monster Beverage Corp.(b)	301	26,825
PepsiCo, Inc.	1,614	270,749
Walgreens Boots Alliance, Inc.	906	39,710
		631,032
Health Care-5.81%
Align Technology, Inc.(b)	77	21,378
Amgen, Inc.	569	146,085
AstraZeneca PLC, ADR (United Kingdom)	467	31,046
Biogen, Inc.(b)	138	27,600
DexCom, Inc.(b)	60	17,876
Gilead Sciences, Inc.	1,097	71,141
IDEXX Laboratories, Inc.(b)	79	30,938
Illumina, Inc.(b)	218	52,207
Intuitive Surgical, Inc.(b)	177	40,292
Moderna, Inc.(b)	189	27,467
Regeneron Pharmaceuticals, Inc.(b)	101	67,139
Seagen, Inc.(b)	112	15,196
Vertex Pharmaceuticals, Inc.(b)	186	49,969
		598,334
Industrials-2.15%
Cintas Corp.	94	37,443
Copart, Inc.(b)	199	22,792
CSX Corp.	2,102	66,823
Fastenal Co.	380	20,353
	Shares	Value
Industrials-(continued)
Old Dominion Freight Line, Inc.	114	$29,439
PACCAR, Inc.	199	17,281
Verisk Analytics, Inc.	157	27,462
		221,593
Information Technology-61.09%
Adobe, Inc.(b)	671	279,458
Advanced Micro Devices, Inc.(b)	1,583	161,244
ANSYS, Inc.(b)	115	29,941
Apple, Inc.	9,282	1,381,533
Applied Materials, Inc.	1,218	142,859
ASML Holding N.V., New York Shares (Netherlands)	113	65,121
Atlassian Corp. PLC, Class A(b)	143	25,357
Autodesk, Inc.(b)	262	54,430
Automatic Data Processing, Inc.	527	117,489
Broadcom, Inc.	290	168,238
Cadence Design Systems, Inc.(b)	361	55,496
Cisco Systems, Inc.	5,692	256,425
Cognizant Technology Solutions Corp., Class A	573	42,803
Crowdstrike Holdings, Inc., Class A(b)	224	35,838
Datadog, Inc., Class A(b)	232	22,130
DocuSign, Inc.(b)	214	17,957
Fiserv, Inc.(b)	686	68,723
Fortinet, Inc.(b)	163	47,945
Intel Corp.	4,569	202,955
Intuit, Inc.	323	133,871
KLA Corp.	169	61,660
Lam Research Corp.	170	88,405
Marvell Technology, Inc.	813	48,089
Microchip Technology, Inc.	249	18,090
Micron Technology, Inc.	1,210	89,346
Microsoft Corp.	5,130	1,394,693
NVIDIA Corp.	2,531	472,588
NXP Semiconductors N.V. (China)	257	48,768
Okta, Inc.(b)	181	15,032
Palo Alto Networks, Inc.(b)	124	62,345
Paychex, Inc.	401	49,656
PayPal Holdings, Inc.(b)	1,336	113,841
QUALCOMM, Inc.	1,207	172,866
Skyworks Solutions, Inc.	57	6,206
Splunk, Inc.(b)	171	17,538
Synopsys, Inc.(b)	190	60,648
Texas Instruments, Inc.	884	156,256
VeriSign, Inc.(b)	96	16,757
Workday, Inc., Class A(b)	256	40,013
Zoom Video Communications, Inc., Class A(b)	246	26,433
Zscaler, Inc.(b)	144	22,045
		6,291,088
Total Common Stocks & Other Equity Interests (Cost $12,445,983)		10,291,296
Money Market Funds-0.01%
Invesco Government & Agency Portfolio, Institutional Class, 0.67%(d)(e) (Cost $669)	669	669
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.95% (Cost $12,446,652)		10,291,965
See accompanying notes which are an integral part of this schedule.

Invesco ESG NASDAQ 100 ETF (QQMG)—(continued)
May 31, 2022
(Unaudited)
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.31%
Invesco Private Government Fund, 0.74%(d)(e)(f)	9,749	$9,749
Invesco Private Prime Fund, 0.87%(d)(e)(f)	22,744	22,747
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $32,495)		32,496
TOTAL INVESTMENTS IN SECURITIES-100.26% (Cost $12,479,147)		10,324,461
OTHER ASSETS LESS LIABILITIES-(0.26)%		(27,016)
NET ASSETS-100.00%		$10,297,445
Investment Abbreviations:
ADR	-American Depositary Receipt

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at May 31, 2022.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2022.

	Value August 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value May 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$68,378	$(67,709)	$-	$-	$669	$5
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	153,901	(144,152)	-	-	9,749	19*
Invesco Private Prime Fund	-	325,855	(303,089)	1	(20)	22,747	44*
Total	$-	$548,134	$(514,950)	$1	$(20)	$33,165	$68

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of May 31, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco ESG NASDAQ Next Gen 100 ETF (QQJG)
May 31, 2022
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.94%
Communication Services-13.43%
Bilibili, Inc., ADR (China)(b)(c)	133	$2,973
DISH Network Corp., Class A(b)	443	10,114
Fox Corp., Class A	731	25,958
Fox Corp., Class B	572	18,710
IAC/InterActiveCorp.(b)	94	8,018
Liberty Broadband Corp., Class C(b)	225	28,163
Liberty Global PLC, Class A (United Kingdom)(b)	211	5,131
Liberty Global PLC, Class C (United Kingdom)(b)	410	10,418
Liberty Media Corp.-Liberty Formula One, Class C(b)	416	25,913
News Corp., Class A	932	16,217
News Corp., Class B	474	8,333
Paramount Global, Class B	1,292	44,354
Roku, Inc., Class A(b)	129	12,242
Take-Two Interactive Software, Inc.(b)	230	28,642
ZoomInfo Technologies, Inc., Class A(b)	389	15,712
		260,898
Consumer Discretionary-14.30%
Etsy, Inc.(b)(c)	200	16,224
Expedia Group, Inc.(b)	196	25,349
Hasbro, Inc.	368	33,028
Li Auto, Inc., ADR (China)(b)	512	12,836
LKQ Corp.	693	35,613
Pool Corp.	97	38,666
Tractor Supply Co.	266	49,838
Trip.com Group Ltd., ADR (China)(b)	776	17,118
Ulta Beauty, Inc.(b)	116	49,080
		277,752
Consumer Staples-3.00%
Coca-Cola Europacific Partners PLC (United Kingdom)	1,096	58,230
Health Care-14.07%
10X Genomics, Inc., Class A(b)	155	7,934
Alnylam Pharmaceuticals, Inc.(b)	112	14,090
BeiGene Ltd., ADR (China)(b)(c)	51	6,998
BioMarin Pharmaceutical, Inc.(b)	232	17,430
Bio-Techne Corp.	72	26,621
Bruker Corp.	258	16,120
DENTSPLY SIRONA, Inc.	388	15,349
Guardant Health, Inc.(b)	125	5,123
Hologic, Inc.(b)	255	19,194
Horizon Therapeutics PLC(b)	50	4,485
ICON PLC (Ireland)(b)(c)	117	26,183
Incyte Corp.(b)	283	21,477
Insulet Corp.(b)	50	10,674
Masimo Corp.(b)	36	5,055
Novavax, Inc.(b)	40	2,213
Repligen Corp.(b)	131	21,546
Royalty Pharma PLC, Class A(c)	410	16,867
Sanofi, ADR (France)	423	22,525
Viatris, Inc.	1,092	13,399
		273,283
Industrials-9.00%
American Airlines Group, Inc.(b)(c)	624	11,151
C.H. Robinson Worldwide, Inc.	232	25,174
CoStar Group, Inc.(b)	473	28,825
Expeditors International of Washington, Inc.	359	39,073
J.B. Hunt Transport Services, Inc.	242	41,764
Lyft, Inc., Class A(b)	404	7,143
	Shares	Value
Industrials-(continued)
Sunrun, Inc.(b)(c)	314	$8,202
United Airlines Holdings, Inc.(b)	284	13,527
		174,859
Information Technology-44.40%
Akamai Technologies, Inc.(b)	287	28,998
Bentley Systems, Inc., Class B(c)	553	19,012
CDW Corp.	373	63,358
Check Point Software Technologies Ltd. (Israel)(b)	233	29,144
Citrix Systems, Inc.	285	28,697
Cognex Corp.	392	18,981
Coupa Software, Inc.(b)	122	8,392
Enphase Energy, Inc.(b)	132	24,577
Entegris, Inc.	209	23,191
F5, Inc.(b)	113	18,424
First Solar, Inc.(b)	187	13,204
Jack Henry & Associates, Inc.	155	29,159
Logitech International S.A., Class R (Switzerland)	408	24,802
Manhattan Associates, Inc.(b)	114	13,786
MongoDB, Inc.(b)	112	26,561
Monolithic Power Systems, Inc.	80	36,031
NetApp, Inc.	466	33,529
NortonLifeLock, Inc.	1,292	31,447
ON Semiconductor Corp.(b)	536	32,524
Open Text Corp. (Canada)	605	24,811
Paylocity Holding Corp.(b)	91	15,912
PTC, Inc.(b)	213	24,821
Qorvo, Inc.(b)	74	8,269
Seagate Technology Holdings PLC	519	43,944
SolarEdge Technologies, Inc.(b)	71	19,368
SS&C Technologies Holdings, Inc.	393	25,148
Teradyne, Inc.	309	33,761
Trade Desk, Inc. (The), Class A(b)	572	29,773
Trimble, Inc.(b)	611	41,579
Western Digital Corp.(b)	784	47,581
Zebra Technologies Corp., Class A(b)	129	43,626
		862,410
Materials-0.43%
Steel Dynamics, Inc.	98	8,367
Real Estate-1.31%
Opendoor Technologies, Inc.(b)	1,635	11,821
Zillow Group, Inc., Class A(b)	86	3,437
Zillow Group, Inc., Class C(b)(c)	257	10,254
		25,512
Total Common Stocks & Other Equity Interests (Cost $2,417,996)		1,941,311
Money Market Funds-0.00%
Invesco Government & Agency Portfolio, Institutional Class, 0.67%(d)(e) (Cost $82)	82	82
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.94% (Cost $2,418,078)		1,941,393
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-5.30%
Invesco Private Government Fund, 0.74%(d)(e)(f)	30,902	30,902
See accompanying notes which are an integral part of this schedule.

Invesco ESG NASDAQ Next Gen 100 ETF (QQJG)—(continued)
May 31, 2022
(Unaudited)
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 0.87%(d)(e)(f)	72,098	$72,105
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $103,005)		103,007
TOTAL INVESTMENTS IN SECURITIES-105.24% (Cost $2,521,083)		2,044,400
OTHER ASSETS LESS LIABILITIES-(5.24)%		(101,834)
NET ASSETS-100.00%		$1,942,566
Investment Abbreviations:
ADR	-American Depositary Receipt

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at May 31, 2022.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2022.

	Value August 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value May 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$33,143	$(33,061)	$-	$-	$82	$1
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	250,025	(219,123)	-	-	30,902	35*
Invesco Private Prime Fund	-	489,178	(417,089)	2	14	72,105	87*
Total	$-	$772,346	$(669,273)	$2	$14	$103,089	$123

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of May 31, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco NASDAQ 100 ETF (QQQM)
May 31, 2022
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.84%
Communication Services-17.06%
Activision Blizzard, Inc.	277,787	$21,634,052
Alphabet, Inc., Class A(b)	64,892	147,644,874
Alphabet, Inc., Class C(b)	68,110	155,343,926
Baidu, Inc., ADR (China)(b)	86,146	12,090,591
Charter Communications, Inc., Class A(b)	61,802	31,329,288
Comcast Corp., Class A	1,614,041	71,469,735
Electronic Arts, Inc.	100,067	13,874,289
Match Group, Inc.(b)(c)	101,805	8,020,198
Meta Platforms, Inc., Class A(b)	743,725	144,014,909
NetEase, Inc., ADR (China)	74,922	7,771,659
Netflix, Inc.(b)	158,350	31,264,624
Sirius XM Holdings, Inc.(c)	1,408,226	9,012,646
T-Mobile US, Inc.(b)	445,547	59,386,960
		712,857,751
Consumer Discretionary-15.29%
Airbnb, Inc., Class A(b)	132,310	15,992,310
Amazon.com, Inc.(b)	109,300	262,777,967
Booking Holdings, Inc.(b)	14,337	32,165,920
Dollar Tree, Inc.(b)	80,047	12,833,935
eBay, Inc.	209,836	10,212,718
JD.com, Inc., ADR (China)	213,035	11,955,524
Lucid Group, Inc.(b)(c)	589,822	11,902,608
lululemon athletica, inc.(b)	43,828	12,828,017
Marriott International, Inc., Class A	116,222	19,941,371
MercadoLibre, Inc. (Brazil)(b)(c)	17,719	13,925,008
O’Reilly Automotive, Inc.(b)	23,637	15,060,787
Pinduoduo, Inc., ADR (China)(b)	157,925	7,951,524
Ross Stores, Inc.	125,905	10,704,443
Starbucks Corp.	410,652	32,236,182
Tesla, Inc.(b)(c)	221,993	168,328,412
		638,816,726
Consumer Staples-6.04%
Costco Wholesale Corp.	158,194	73,753,207
Keurig Dr Pepper, Inc.(c)	505,638	17,565,864
Kraft Heinz Co. (The)	436,306	16,505,456
Mondelez International, Inc., Class A	495,131	31,470,526
Monster Beverage Corp.(b)	188,672	16,814,449
PepsiCo, Inc.	493,689	82,816,330
Walgreens Boots Alliance, Inc.(c)	307,721	13,487,411
		252,413,243
Health Care-6.13%
Align Technology, Inc.(b)	28,386	7,881,089
Amgen, Inc.	198,546	50,974,700
AstraZeneca PLC, ADR (United Kingdom)	203,657	13,539,118
Biogen, Inc.(b)	52,483	10,496,600
DexCom, Inc.(b)	34,917	10,403,171
Gilead Sciences, Inc.	447,482	29,019,208
IDEXX Laboratories, Inc.(b)	29,986	11,743,117
Illumina, Inc.(b)	56,013	13,413,993
Intuitive Surgical, Inc.(b)	127,786	29,089,205
Moderna, Inc.(b)	143,953	20,920,690
Regeneron Pharmaceuticals, Inc.(b)	38,334	25,482,143
Seagen, Inc.(b)	65,581	8,898,030
Vertex Pharmaceuticals, Inc.(b)	91,080	24,468,642
		256,329,706
Industrials-3.32%
Cintas Corp.	36,872	14,687,224
Copart, Inc.(b)	84,807	9,712,946
CSX Corp.	782,250	24,867,727
	Shares	Value
Industrials-(continued)
Fastenal Co.	205,151	$10,987,888
Honeywell International, Inc.	244,526	47,345,124
Old Dominion Freight Line, Inc.	40,723	10,516,308
PACCAR, Inc.	124,217	10,787,004
Verisk Analytics, Inc.	57,269	10,017,493
		138,921,714
Information Technology-50.63%
Adobe, Inc.(b)	168,433	70,148,976
Advanced Micro Devices, Inc.(b)	580,469	59,126,572
Analog Devices, Inc.	186,899	31,473,792
ANSYS, Inc.(b)	30,860	8,034,710
Apple, Inc.	3,509,308	522,325,403
Applied Materials, Inc.	315,370	36,989,747
ASML Holding N.V., New York Shares (Netherlands)	29,595	17,055,303
Atlassian Corp. PLC, Class A(b)	50,193	8,900,223
Autodesk, Inc.(b)	78,586	16,326,241
Automatic Data Processing, Inc.	149,587	33,348,926
Broadcom, Inc.	145,930	84,658,371
Cadence Design Systems, Inc.(b)	98,927	15,208,048
Cisco Systems, Inc.	1,482,186	66,772,479
Cognizant Technology Solutions Corp., Class A	187,257	13,988,098
Crowdstrike Holdings, Inc., Class A(b)(c)	74,549	11,927,094
Datadog, Inc., Class A(b)	94,514	9,015,690
DocuSign, Inc.(b)(c)	70,346	5,902,733
Fiserv, Inc.(b)	232,906	23,332,523
Fortinet, Inc.(b)	57,132	16,804,806
Intel Corp.	1,452,811	64,533,865
Intuit, Inc.	101,224	41,953,299
KLA Corp.	53,583	19,549,757
Lam Research Corp.	49,708	25,849,651
Marvell Technology, Inc.	300,827	17,793,917
Microchip Technology, Inc.	198,241	14,402,209
Micron Technology, Inc.	399,355	29,488,373
Microsoft Corp.	1,611,979	438,248,731
NVIDIA Corp.	756,802	141,310,069
NXP Semiconductors N.V. (China)(c)	93,415	17,726,430
Okta, Inc.(b)	52,942	4,396,833
Palo Alto Networks, Inc.(b)(c)	35,333	17,764,726
Paychex, Inc.	128,670	15,933,206
PayPal Holdings, Inc.(b)	415,551	35,409,101
QUALCOMM, Inc.	402,060	57,583,033
Skyworks Solutions, Inc.	58,654	6,385,661
Splunk, Inc.(b)	56,537	5,798,435
Synopsys, Inc.(b)	54,868	17,513,866
Texas Instruments, Inc.	329,492	58,241,006
VeriSign, Inc.(b)	39,346	6,867,844
Workday, Inc., Class A(b)	69,796	10,909,115
Zoom Video Communications, Inc., Class A(b)	86,289	9,271,753
Zscaler, Inc.(b)(c)	49,878	7,635,823
		2,115,906,438
Utilities-1.37%
American Electric Power Co., Inc.	180,124	18,378,052
Constellation Energy Corp.	116,262	7,217,545
Exelon Corp.	349,606	17,183,135
Xcel Energy, Inc.	194,201	14,631,103
		57,409,835
Total Common Stocks & Other Equity Interests (Cost $5,010,484,997)		4,172,655,413
See accompanying notes which are an integral part of this schedule.

Invesco NASDAQ 100 ETF (QQQM)—(continued)
May 31, 2022
(Unaudited)
	Shares	Value
Money Market Funds-0.08%
Invesco Government & Agency Portfolio, Institutional Class, 0.67%(d)(e) (Cost $3,536,676)	3,536,676	$3,536,676
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.92% (Cost $5,014,021,673)		4,176,192,089
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-1.47%
Invesco Private Government Fund, 0.74%(d)(e)(f)	18,376,630	18,376,630
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 0.87%(d)(e)(f)	42,874,516	$42,878,805
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $61,253,389)		61,255,435
TOTAL INVESTMENTS IN SECURITIES-101.39% (Cost $5,075,275,062)		4,237,447,524
OTHER ASSETS LESS LIABILITIES-(1.39)%		(57,969,040)
NET ASSETS-100.00%		$4,179,478,484

Investment Abbreviations:
ADR	-American Depositary Receipt

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at May 31, 2022.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2022.

	Value August 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value May 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$19,396,397	$(15,859,721)	$-	$-	$3,536,676	$2,234
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	3,570,028	386,840,393	(372,033,791)	-	-	18,376,630	22,716*
Invesco Private Prime Fund	8,330,066	862,723,568	(828,149,827)	2,046	(27,048)	42,878,805	66,130*
Total	$11,900,094	$1,268,960,358	$(1,216,043,339)	$2,046	$(27,048)	$64,792,111	$91,080

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of May 31, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco NASDAQ Next Gen 100 ETF (QQQJ)
May 31, 2022
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.88%
Communication Services-12.48%
Bilibili, Inc., ADR (China)(b)(c)	108,804	$2,431,769
DISH Network Corp., Class A(b)(c)	194,891	4,449,362
Fox Corp., Class A(c)	211,819	7,521,693
Fox Corp., Class B	165,745	5,421,519
IAC/InterActiveCorp.(b)(c)	56,181	4,792,239
Liberty Broadband Corp., Class C(b)	95,486	11,951,983
Liberty Global PLC, Class A (United Kingdom)(b)(c)	116,912	2,843,300
Liberty Global PLC, Class C (United Kingdom)(b)	225,107	5,719,969
Liberty Media Corp.-Liberty Formula One, Class C(b)(c)	137,690	8,576,710
News Corp., Class A	262,167	4,561,706
News Corp., Class B	133,112	2,340,109
Paramount Global, Class B	409,370	14,053,672
Playtika Holding Corp.(b)	274,740	4,068,899
Roku, Inc., Class A(b)(c)	79,865	7,579,189
Take-Two Interactive Software, Inc.(b)(c)	77,414	9,640,365
ZoomInfo Technologies, Inc., Class A(b)	270,483	10,924,808
		106,877,292
Consumer Discretionary-12.61%
Caesars Entertainment, Inc.(b)	143,608	7,204,813
DraftKings, Inc., Class A(b)(c)	274,091	3,713,933
Etsy, Inc.(b)(c)	85,217	6,912,803
Expedia Group, Inc.(b)	100,762	13,031,549
Hasbro, Inc.	93,193	8,364,072
Li Auto, Inc., ADR (China)(b)(c)	290,989	7,295,094
LKQ Corp.	191,160	9,823,712
Penn National Gaming, Inc.(b)(c)	112,882	3,607,709
Pool Corp.	26,943	10,740,019
Tractor Supply Co.	75,946	14,229,243
Trip.com Group Ltd., ADR (China)(b)	347,743	7,671,211
Ulta Beauty, Inc.(b)	36,442	15,418,610
		108,012,768
Consumer Staples-1.90%
Coca-Cola Europacific Partners PLC (United Kingdom)	307,106	16,316,542
Energy-2.12%
Diamondback Energy, Inc.	119,435	18,156,509
Health Care-19.52%
10X Genomics, Inc., Class A(b)(c)	62,563	3,202,600
Alnylam Pharmaceuticals, Inc.(b)(c)	80,628	10,143,002
BeiGene Ltd., ADR (China)(b)(c)	33,385	4,581,090
BioMarin Pharmaceutical, Inc.(b)	123,424	9,272,845
BioNTech SE, ADR (Germany)(b)	59,089	9,652,779
Bio-Techne Corp.	26,346	9,740,907
Bruker Corp.	101,131	6,318,665
DENTSPLY SIRONA, Inc.	146,610	5,799,892
Guardant Health, Inc.(b)(c)	68,337	2,800,450
Hologic, Inc.(b)	168,291	12,667,264
Horizon Therapeutics PLC(b)	152,144	13,645,795
ICON PLC (Ireland)(b)(c)	54,711	12,243,775
Incyte Corp.(b)	148,454	11,266,174
Insulet Corp.(b)	46,419	9,909,528
Masimo Corp.(b)	37,136	5,215,008
Novavax, Inc.(b)(c)	50,716	2,806,116
Repligen Corp.(b)	37,111	6,103,646
Royalty Pharma PLC, Class A	291,572	11,995,272
	Shares	Value
Health Care-(continued)
Sanofi, ADR (France)	185,552	$9,880,644
Viatris, Inc.	811,264	9,954,209
		167,199,661
Industrials-9.44%
American Airlines Group, Inc.(b)(c)	437,338	7,815,230
Axon Enterprise, Inc.(b)(c)	47,582	4,822,912
C.H. Robinson Worldwide, Inc.	86,377	9,372,768
CoStar Group, Inc.(b)	265,871	16,202,179
Expeditors International of Washington, Inc.	114,077	12,416,141
J.B. Hunt Transport Services, Inc.	70,323	12,136,343
Lyft, Inc., Class A(b)	228,009	4,031,199
Sunrun, Inc.(b)(c)	139,776	3,650,949
United Airlines Holdings, Inc.(b)(c)	217,726	10,370,289
		80,818,010
Information Technology-38.16%
Affirm Holdings, Inc.(b)(c)	150,072	4,277,052
Akamai Technologies, Inc.(b)(c)	107,548	10,866,650
AppLovin Corp., Class A(b)(c)	199,325	7,596,276
Bentley Systems, Inc., Class B(c)	181,595	6,243,236
CDW Corp.	90,840	15,430,082
Check Point Software Technologies Ltd. (Israel)(b)	89,459	11,189,532
Citrix Systems, Inc.	84,211	8,479,206
Cognex Corp.	116,639	5,647,660
Coupa Software, Inc.(b)(c)	50,087	3,445,485
Enphase Energy, Inc.(b)	90,186	16,791,731
Entegris, Inc.	90,896	10,085,820
F5, Inc.(b)	40,743	6,642,739
First Solar, Inc.(b)(c)	71,324	5,036,188
Jack Henry & Associates, Inc.	48,828	9,185,523
Logitech International S.A., Class R (Switzerland)	111,500	6,778,085
Manhattan Associates, Inc.(b)	42,345	5,120,781
Monday.com Ltd.(b)	29,317	3,328,652
MongoDB, Inc.(b)	44,785	10,620,763
Monolithic Power Systems, Inc.	31,206	14,054,870
NetApp, Inc.	149,100	10,727,745
NortonLifeLock, Inc.	390,271	9,499,196
ON Semiconductor Corp.(b)	291,094	17,663,584
Open Text Corp. (Canada)	181,895	7,459,514
Paylocity Holding Corp.(b)	36,964	6,463,525
PTC, Inc.(b)	78,456	9,142,478
Qorvo, Inc.(b)	72,714	8,125,790
Seagate Technology Holdings PLC(c)	147,374	12,478,157
SolarEdge Technologies, Inc.(b)	35,612	9,714,597
SS&C Technologies Holdings, Inc.	171,978	11,004,872
Teradyne, Inc.	108,953	11,904,205
Trade Desk, Inc. (The), Class A(b)	296,529	15,434,334
Trimble, Inc.(b)	168,501	11,466,493
Western Digital Corp.(b)	210,768	12,791,510
Zebra Technologies Corp., Class A(b)	35,765	12,095,365
		326,791,696
Materials-1.28%
Steel Dynamics, Inc.(c)	128,316	10,955,620
Real Estate-1.12%
Opendoor Technologies, Inc.(b)(c)	415,926	3,007,145
Zillow Group, Inc., Class A(b)(c)	41,275	1,649,349
Zillow Group, Inc., Class C(b)(c)	122,679	4,894,892
		9,551,386
See accompanying notes which are an integral part of this schedule.

Invesco NASDAQ Next Gen 100 ETF (QQQJ)—(continued)
May 31, 2022
(Unaudited)
	Shares	Value
Utilities-1.25%
Alliant Energy Corp.	168,001	$10,721,824
Total Common Stocks & Other Equity Interests (Cost $1,055,787,102)		855,401,308
Money Market Funds-0.06%
Invesco Government & Agency Portfolio, Institutional Class, 0.67%(d)(e) (Cost $506,628)	506,628	506,628
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.94% (Cost $1,056,293,730)		855,907,936
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-14.62%
Invesco Private Government Fund, 0.74%(d)(e)(f)	37,222,286	37,222,286
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 0.87%(d)(e)(f)	88,013,646	$88,022,449
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $125,243,040)		125,244,735
TOTAL INVESTMENTS IN SECURITIES-114.56% (Cost $1,181,536,770)		981,152,671
OTHER ASSETS LESS LIABILITIES-(14.56)%		(124,712,750)
NET ASSETS-100.00%		$856,439,921

Investment Abbreviations:
ADR	-American Depositary Receipt

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at May 31, 2022.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2022.

	Value August 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value May 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$595,896	$29,060,068	$(29,149,336)	$-	$-	$506,628	$417
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	14,361,365	217,806,478	(194,945,557)	-	-	37,222,286	35,848*
Invesco Private Prime Fund	33,532,835	461,207,421	(406,696,887)	1,695	(22,615)	88,022,449	109,150*
Total	$48,490,096	$708,073,967	$(630,791,780)	$1,695	$(22,615)	$125,751,363	$145,415

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of May 31, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Notes to Quarterly Schedules of Portfolio Holdings
May 31, 2022
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of May 31, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Invesco ESG NASDAQ 100 ETF
Investments in Securities
Common Stocks & Other Equity Interests	$10,291,296	$-	$-	$10,291,296
Money Market Funds	669	32,496	-	33,165
Total Investments	$10,291,965	$32,496	$-	$10,324,461
Invesco ESG NASDAQ Next Gen 100 ETF
Investments in Securities
Common Stocks & Other Equity Interests	$1,941,311	$-	$-	$1,941,311
Money Market Funds	82	103,007	-	103,089
Total Investments	$1,941,393	$103,007	$-	$2,044,400
Invesco NASDAQ 100 ETF
Investments in Securities
Common Stocks & Other Equity Interests	$4,172,655,413	$-	$-	$4,172,655,413
Money Market Funds	3,536,676	61,255,435	-	64,792,111
Total Investments	$4,176,192,089	$61,255,435	$-	$4,237,447,524
Invesco NASDAQ Next Gen 100 ETF
Investments in Securities
Common Stocks & Other Equity Interests	$855,401,308	$-	$-	$855,401,308
Money Market Funds	506,628	125,244,735	-	125,751,363
Total Investments	$855,907,936	$125,244,735	$-	$981,152,671